Shareholder Report, Line Graph (Details) 197359_Cyber Hornet S-P 500 and Bitcoin 75-25 Strategy ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 27, 2023	Mar. 31, 2026
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF NAV
Accumulated Value	$ 12,919	$ 12,034	$ 10,000	$ 13,827
S&P 500 and S&P Bitcoin 75/25 Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 and S&P Bitcoin 75/25 Blend Index
Accumulated Value	13,815	12,300	10,000	$ 15,072
S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index
Accumulated Value	$ 13,523	$ 12,220	$ 10,000	$ 14,657